                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09084

                                 The Weiss Fund
               (Exact name of registrant as specified in charter)

                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
               (Address of principal executive offices) (Zip code)

                             Jeffrey B. Wilson, Esq.
                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 561-515-8558

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE WEISS FUND

A LETTER FROM THE PRESIDENT                                        June 30, 2007
Dear Shareholder,

     It is with pleasure that I present the Semi-Annual Report for the six months ended June 30, 2007, for the Weiss Treasury Only Money Market Fund.
     U.S. economic growth, while having moderated over the past six months, has continued to expand at a solid pace, allowing Federal Reserve policy makers to keep the funds rate, a key overnight lending rate, unchanged at 5.25%. Indeed, we have been impressed at the expansion's resilience in the face of continued woes in the housing sector. Those who looked for an early stabilization in the housing market have been forced to revise their expectations as inventories of unsold homes have continued to rise, indicating that prices have likely not yet bottomed. Outside of the housing sector, income and profits have been well supported, as underscored by the 4.5% unemployment rate and the exceptionally elevated nature of profit margins in the corporate sector thanks in large part to strong global demand(1). Nonetheless, the case for the U.S. economy to grow below its potential of 3% annual growth over the balance of 2007 is compelling. Consumers are likely to feel the pinch from rising gas prices in the coming months, likely causing some reduction in discretionary spending. Too, a recent survey from the National Federation of Independent Business shows that capital spending and hiring plans have moderated(2).
     As we mentioned in our last communication to you, the Fed will likely not reduce interest rates on moderating inflation alone. Indeed, recent inflation data point to decreasing, not increasing, inflationary pressures, on balance. The Fed is notorious for waiting until unemployment is consistently on the rise before embarking on a rate cutting campaign. As long as inflation does not spiral out of control, and the economy continues to grow at a 2%-3% annual rate, it appears unlikely that the Fed will move short-term interest rates one way or another.
     The Fed's decision to keep short-term rates unchanged during the first half of the year has meant that yields of short-maturity securities have remained range-bound, as they are most directly influenced by changes in the Fed Funds rate. Treasury Bill yields have remained in the 4.7% - 5.2% range for much of the year, as short-term securities have been in high demand by professional investors. As we have stated in the past, the performance on your Treasury Only Money Market Fund is directly affected by the gyrations of short-term, not long-term, interest rates. The Fund invests in the shortest and safest maturities in the world - US Treasury Bills - and must maintain an average weighted maturity of 90 days or less at all times.
     As the Fed has kept interest-rate policy steady, we have maintained the Fund's average weighted maturity stable and relatively low as we look to take advantage of attractive yield levels in the shortest of

---------------

1 BCA Research, Bank Credit Analyst, July 2007: Reference Chart 8: Non-financial
  Corporate Sector After-Tax Profit Margins

2 NFIB Small Business Economic Trends, July 2007 maturities. While we still believe that the next move by the Fed will be an eventual cutting of interest rates, this action has been pushed further into the future than originally anticipated thanks to an economy that continues to perform well, as mentioned above. Also, we cannot rule out that our base case is wrong and a return of above-trend growth down the road may actually lead to renewed interest rate increases. Therefore, we believe the Fund's current positioning allows us the flexibility to move in either direction quickly as constantly evolving information about the economic outlook evolves.
     As always we look forward to continuing to provide consistent performance in order to reward your commitment and trust. Should you have any questions about The Weiss Fund, please call a Fund representative at 1-800-430-9617.

Sincerely,

/s/ Sharon A. Parker-Daniels

Sharon A. Daniels
President
The Weiss Fund

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE WEISS FUND

FUND EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING           ENDING          EXPENSES PAID
                                                ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                                                   1/1/07             6/30/07         1/1/07-6/30/07
                                                -------------      -------------      --------------
Actual........................................     $1,000            $1,022.00            $3.46
Hypothetical (5% return before expenses)......     $1,000            $1,021.37            $3.46

------------

* Expenses are equal to the Fund's annualized expense ratio of 0.69% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE WEISS FUND

PORTFOLIO HOLDINGS

The U.S. Securities and Exchange Commission (SEC) requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.


U.S. Treasury Bills.........................................    49.8%
Repurchase Agreement........................................    50.0%
Short-Term Investment.......................................     0.2%
                                                               ------
                                                               100.0%
                                                               ======

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2007
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)      VALUE
---------------------------------------                       ---------    ----------
U.S. TREASURY BILLS -- 49.8%
  4.880%, 07/05/2007........................................   $ 5,000     $4,997,289
  4.870%, 07/19/2007........................................     5,000      4,987,825
  4.865%, 07/19/2007........................................     5,000      4,987,838
  4.820%, 07/26/2007........................................     5,000      4,983,264
  4.770%, 08/02/2007........................................     5,000      4,978,800
  4.775%, 08/09/2007........................................     5,000      4,974,135
  4.770%, 08/16/2007........................................     5,000      4,969,525
  4.750%, 08/23/2007........................................     5,000      4,965,035
  4.745%, 08/30/2007........................................     5,000      4,960,458
  4.705%, 09/06/2007........................................     5,000      4,956,217
  4.660%, 09/13/2007........................................     5,000      4,952,106
                                                                           ----------
  Total U.S. Treasury Bills (Cost $54,712,492)..............               54,712,492
                                                                           ----------
REPURCHASE AGREEMENTS -- 50.1%
  Fidelity Repurchase Agreements 4.28%, due 07/02/07 (dated
    06/29/07; proceeds $53,018,903, collateralized by
    $53,891,000 U.S. Treasury Notes, 4.625% due 08/31/11,
    valued at $54,060,002; dated 06/29/07; proceeds
    $2,000,713, collateralized by $2,056,000 U.S. Treasury
    Notes, 4.500% due 03/31/012, valued at $2,040,000) (Cost
    $55,000,000)............................................    55,000     55,000,000
                                                                           ----------

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2007 (CONCLUDED)
(UNAUDITED)

                                                              SHARES
                                                              (000)        VALUE
                                                              ------    ------------
SHORT-TERM INVESTMENT -- 0.2%
  BlackRock Provident Institutional Funds -- T-Fund
    (Cost $214,992).........................................   215      $    214,992
                                                                        ------------
TOTAL INVESTMENTS -- 100.1% (COST $109,927,484*)............             109,927,484
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)
  Dividend Payable..........................................                 (12,882)
  Accrued Advisory Expense..................................                 (17,988)
  Accrued Administrative Expense............................                 (13,646)
  Accrued Custody Expense...................................                  (5,547)
  Accrued Transfer Agent Expense............................                 (32,742)
  Other Liabilities.........................................                 (21,500)
  Other Assets..............................................                  11,261
                                                                        ------------
                                                                             (93,044)
                                                                        ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  109,834,838 shares of capital stock outstanding)..........            $109,834,440
                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($109,834,440 / 109,834,838 shares outstanding)...........            $       1.00
                                                                        ============

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007
(UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................  $2,917,607
                                                              ----------
EXPENSES:
  Investment advisory fees..................................     286,563
  Transfer agent fees.......................................      81,767
  Administration fees.......................................      62,312
  Legal fees................................................      62,361
  Registration and filing fees..............................      14,983
  Trustees' fees............................................      13,997
  Custodian fees............................................      11,271
  Printing fees.............................................      11,939
  Insurance fees............................................       5,092
  Audit fees................................................       6,116
  Miscellaneous expense.....................................         731
                                                              ----------
                                                                 557,132
  Less: expenses waived and reimbursed......................    (161,411)
                                                              ----------
    Total expenses..........................................     395,721
                                                              ----------
    Net investment income...................................   2,521,886
                                                              ----------
Net increase in net assets resulting from operations........  $2,521,886
                                                              ==========

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX-MONTH PERIOD        FOR THE
                                                            ENDED JUNE 30, 2007         YEAR ENDED
                                                                (UNAUDITED)          DECEMBER 31, 2006
                                                          ------------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income..............................        $  2,521,886           $  4,868,889
                                                                ------------           ------------
     Net increase in net assets resulting from
       operations.......................................           2,521,886              4,868,889
  Distributions:
     From net investment income ($0.02 and $0.04 per
       share, respectively).............................          (2,521,886)            (4,868,889)
  Capital share transactions:
     Net increase (decrease) from capital share
       transactions.....................................         (16,724,283)            20,638,122
                                                                ------------           ------------
     Total increase (decrease) in net assets............         (16,724,283)            20,638,122
NET ASSETS
  Beginning of period...................................         126,558,723            105,920,601
                                                                ------------           ------------
  End of period.........................................        $109,834,440           $126,558,723
                                                                ============           ============

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         FOR THE SIX-MONTH PERIOD          WEISS TREASURY ONLY MONEY MARKET FUND
                           ENDED JUNE 30, 2007      ----------------------------------------------------
                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------
                               (UNAUDITED)            2006       2005       2004       2003       2002
                         ------------------------   --------   --------   --------   --------   --------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD:..............          $   1.00           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                 --------           --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income.............              0.02               0.04       0.02       0.01       0.00       0.01
                                 --------           --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
  From net investment
    income.............             (0.02)             (0.04)     (0.02)     (0.01)     (0.00)*    (0.01)
                                 --------           --------   --------   --------   --------   --------
NET ASSET VALUE, END OF
  PERIOD:..............          $   1.00           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                 ========           ========   ========   ========   ========   ========
TOTAL RETURN...........              2.20%              4.22%      2.41%      0.59%      0.44%      1.14%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000).........          $109,834           $126,559   $105,921   $113,340   $161,138   $182,559
Ratio of expenses to
  average net
  assets(1,2)..........              0.69%**            0.68%      0.68%      0.68%      0.65%      0.60%
Ratio of net investment
  income to average net
  assets(3)............              4.40%**            4.16%      2.37%      0.55%      0.46%      1.11%

------------
(1) Expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2007, and the years ended December 31, 2006, 2005, 2004, 2003 and 2002 would have been 0.97%, 0.99%, 0.96%, 0.91%, 0.75%, and 0.82%, respectively.

(2) From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). Effective May 11, 2007, the Manager increased the expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund.

(3) Net investment income ratios before waivers and reimbursement of expenses for the period ended June 30, 2007, and the years ended December 31, 2006, 2005, 2004, 2003, and 2002 would have been 4.12%, 3.85%, 2.09%, 0.32%,
    0.36%, and 0.89%, respectively.

* Distributions are less than a penny per share.

** Annualized

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2007
(UNAUDITED)

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the "Fund"). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: The Fund's securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund's expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from the Fund's net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2007 and 2006 was ordinary income.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

earnings and earnings reported for financial statement purposes. These differences, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have not impact on the financial statements of the Fund.

In September 2006, FASB issued FASB Statements No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral. If the value of the collateral falls below the required amount of collateral, the Trust will require the seller to deposit additional collateral.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Capital Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary, Treasurer and Trustee to the Trust.

Delray Financial Corporation ("Delray"), has been retained by the Manager to provide sub-advisory services to the Fund. Under a subadvisory agreement with the Manager, Delray renders continuous investment advice to the Manager as to the invest-

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

ment of the Fund's assets. However, the Manager is responsible for implementing the execution of transactions recommended by Delray in the exercise of the Manager's independent judgment regarding the appropriateness of Delray's investment recommendations for the Fund in accordance with its investment objectives, policies and restrictions. The Manager pays Delray a fee out of the investment advisory fees it receives from the Fund.

Weiss Capital Securities, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. An officer of PFPC serves as Assistant Treasurer of the Trust.

From January 1, 2007 until May 10, 2007, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.68% (exclusive of extraordinary and certain other expenses). Effective May 11, 2007, the Manager increased the expense limitation with respect to the Fund to an annual rate of 0.72% (exclusive of extraordinary and certain other expenses) of the average net assets of the Fund. In order to maintain this ratio, the Manager has waived a portion of its fees, which amounted to $161,411.

The Chief Compliance Officer ("CCO") is an independent contractor of the Manager*. The Fund reimburses the Manager for a portion of her salary allocated to her duties as the CCO of the Fund. The level of reimbursement is reviewed and determined by the Trustees at least annually. For the period ended June 30, 2007, the Fund reimbursed the Manager $6,000 for CCO fees.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $1,250 for each Board meeting attended, $500 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS
At June 30, 2007, the Fund's net assets consisted of:

Paid in Capital.............................................  $109,834,440
                                                              ============

As of June 30, 2007 the components of distributable earnings on a tax basis were the same as above.

---------------

* Effective August 2, 2007, a new Chief Compliance Officer ("CCO") was appointed who is an employee of the Manager.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
(CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5.  SHARES OF BENEFICIAL INTEREST
The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. The Manager, in its capacity as Investment Adviser to its clients' discretionary assets, may use the Fund as an investment vehicle for its clients' cash assets. As such, there may be large fluctuations in the size of the Fund's assets based on the Manager's investment decisions. These fluctuations do not affect Fund performance.

Transactions in capital shares for the period ended June 30, 2007 and the year ended December 31, 2006, respectively, are summarized below.

                      PERIOD ENDED JUNE 30, 2007   YEAR ENDED DECEMBER 31, 2006
                      ---------------------------  -----------------------------
                         SHARES         VALUE         SHARES          VALUE
                      ------------  -------------  -------------  --------------
Shares Sold.........    79,995,582  $  79,995,582   245,731,615   $ 245,731,615
Shares Reinvested...     2,447,699      2,447,699     4,724,836       4,724,836
Shares
  Repurchased.......   (99,167,564)   (99,167,564) (229,818,329)   (229,818,329)
                      ------------  -------------  ------------   -------------
Net Increase
  (Decrease)........   (16,724,283) $ (16,724,283)   20,638,122   $  20,638,122
                      ============  =============  ============   =============

THE WEISS FUND
SUPPLEMENT INFORMATION -- FUND MANAGEMENT

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 430-9617.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------   ------------------  --------------------------------------------------  ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Pheterson, 55     Trustee since       Attorney and Shareholder, Buckingham, Doolittle &       1              None
 7111 Fairway Drive        May 4, 2006         Burroughs, LLP (June 2005 - present); Attorney and
 Suite 102                                     Shareholder, Law Offices of Pheterson & Bleau
 Palm Beach Gardens, FL                        (January 1986 - June 2005).
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 73,     Trustee since       President, Wyndmoor Sales Co. Inc.                      1              None
 7111 Fairway Drive        November 30, 1995   (1985 - present) (textiles).
 Suite 102
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
 Donald Wilk, 70,          Trustee since       President, Donald Wilk Corporation                      1              None
 7111 Fairway Drive        November 30, 1995   (1990 - present) (computer sales and credit card
 Suite 102                                     processing).
 Palm Beach Gardens, FL
 33418
 Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) AND INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
 Sharon A. Daniels, 46,    President since     President, The Weiss Fund, (February                    1              None
 7111 Fairway Drive        February 10, 2005   2005 - present); President, Weiss Capital
 Suite 102                 Trustee since       Securities, Inc., (June 2004 - Present);
 Palm Beach Gardens, FL    June 22, 2006       President, Weiss Capital Management, Inc. (June
 33418                                         2004 - Present); Vice President, Weiss Research
 President                                     Inc., (February 2001 - June 2004); Group
                                               Publisher, Weiss Research, Inc., February
                                               2000 - February 2003).
----------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS         OTHER
                                                                                                    IN FUND       TRUSTEESHIPS/
                             TERM OF OFFICE                                                         COMPLEX       DIRECTORSHIPS
NAME, (AGE), ADDRESS AND     AND LENGTH OF                  PRINCIPAL OCCUPATION(S)                 OVERSEEN         HELD BY
POSITION(S) WITH TRUST       TIME SERVED(1)                   DURING PAST 5 YEARS                  BY TRUSTEE        TRUSTEE
------------------------   ------------------  --------------------------------------------------  ----------  -------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Rano, 43          Secretary and       Controller, Weiss Capital Management, Inc.              1               N/A
 7111 Fairway Drive        Treasurer since     (December 2006 - present); Financial and
 Suite 102                 February 10, 2005,  Operations Principal, Weiss Capital Securities,
 Palm Beach Gardens, FL                        Inc. (May 2004 - present); Financial Planning
 33418                                         Manager, Weiss Capital Management, Inc. (May
 Secretary and Treasurer                       2004 - present); Vice President and Financial
                                               Operations Principal, VeraVest Investments, Inc.
                                               (November 2002 - April 2004); Accountant,
                                               Allmerica Financial Corporation (November
                                               1993 - April 2004).
----------------------------------------------------------------------------------------------------------------------------------
 David Castaldi, 43        Assistant           Vice President and Director of Accounting and           1               N/A
 103 Bellevue Parkway      Treasurer           Administration, PFPC Inc. (since 2001).
 Wilmington, DE 19809      since January 1,
 Assistant Treasurer       2006
----------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

THE WEISS FUND

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-430-9617 and on the SEC's website at http://www.sec.gov.

                      (This page intentionally left blank)

Officers
    Sharon Parker-Daniels, President
    Jeffrey Rano, Treasurer and Secretary
    David Castaldi, Assistant Treasurer

Investment Manager
    Weiss Capital Management, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Sub-Adviser
    Delray Financial Corp.
    4521 PGA Blvd.
    Suite 265
    Palm Beach Gardens, FL 33418

Administrator and Transfer Agent
    PFPC Inc.
    301 Bellevue Pkwy.
    Wilmington, DE 19809

Distributor
    Weiss Capital Securities, Inc.
    7111 Fairway Drive
    Suite 102
    Palm Beach Gardens, FL 33418

Counsel
    Dechert LLP
    200 Clarendon Street, 27th Floor
    Boston, MA 02116

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

THE
  WEISS
    FUND

[WEISS FUND LOGO]

WEISS TREASURY
ONLY MONEY
MARKET FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 2007

WES0807

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              The Weiss Fund


By (Signature and Title)* /s/ Sharon A. Parker-Daniels
                          -----------------------------------
                          Sharon A. Parker-Daniels, President
                          (principal executive officer)

Date August 6, 2007
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Sharon A. Parker-Daniels
                          -----------------------------------
                          Sharon A. Parker-Daniels, President
                          (principal executive officer)

Date August 6, 2007
     ---------------


By (Signature and Title)* /s/ Jeffrey S. Rano
                          -----------------------------
                          Jeffrey S. Rano, Treasurer
                          (principal financial officer)

Date August 6, 2007
     ---------------

* Print the name and title of each signing officer under his or her signature.